Note 9 - Cash, Cash balances at central banks and other demand deposits (Tables)	12 Months Ended
Dec. 31, 2020
Cash, Cash balances at central banks and other demand deposits
Cash, Cash balances at central banks and other demand deposit
Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	Notes	2020	2019	2018
Cash on hand		6.447	7.060	6.346
Cash balances at central banks (*)		53.079	31.755	43.880
Other demand deposits		5.994	5.488	7.970
Total	8.1	65.520	44.303	58.196